Other current liabilities	12 Months Ended
Dec. 31, 2017
Other current liabilities
Other current liabilities

Note 16 - Other current liabilities

	As of December 31,
	2016	2017
	(in thousands)
Employees and payroll-related accruals	13,227	18,543
VAT payable	3,944	5,302
Customer prepayments	4,230	5,904
Other	861	712

Total	22,262	30,461